FINANCIAL STATEMENTS

SBL Variable Annuity Account VIII

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account VIII

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account VIII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account VIII (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising SBL Variable Annuity Account VIII

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2023

American Century VP Value	For each of the two years in the period ended December 31, 2023

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2023

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2023

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2023

American Funds IS® International	For each of the two years in the period ended December 31, 2023

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2023

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2023

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2023

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2023

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2023

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2023

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2023

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2023

MFS® VIT Mid Cap Value	For each of the two years in the period ended December 31, 2023

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2023

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2023

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2023

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2023

PIMCO VIT Commodity Real Return Strategy	For each of the two years in the period ended December 31, 2023

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2023

Royce Micro-Cap	For each of the two years in the period ended December 31, 2023

SBL Variable Annuity Account VIII

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	354,805	$7,141,536	$8,749,498	$—	$8,749,498	167,312	$50.25	$52.32
American Century VP Value	198,706	2,213,792	2,426,196	—	2,426,196	73,852	31.54	32.84
American Funds IS® Asset Allocation	113,060	2,712,210	2,638,831	—	2,638,831	204,266	12.92	12.92
American Funds IS® Global Growth	38,570	1,311,335	1,275,911	—	1,275,911	87,096	14.65	14.65
American Funds IS® Growth-Income	47,565	2,483,216	2,727,378	—	2,727,378	180,613	15.10	15.10
American Funds IS® International	163	3,003	2,786	—	2,786	271	10.26	10.26
BlackRock High Yield V.I.	11,490	85,440	78,589	407	78,996	7,022	11.26	11.26
BNY Mellon IP Technology Growth	174,807	3,959,920	4,399,904	—	4,399,904	82,113	53.62	53.62
ClearBridge Variable Aggressive Growth	132,675	2,851,976	2,197,090	—	2,197,090	76,449	28.79	28.79
ClearBridge Variable Small Cap Growth	73,997	2,067,077	2,023,824	—	2,023,824	51,308	38.03	39.46
Guggenheim VIF All Cap Value	312,141	8,817,971	10,244,477	—	10,244,477	134,837	39.10	75.91
Guggenheim VIF Alpha Opportunity	29,156	478,199	481,954	—	481,954	22,039	21.84	21.84
Guggenheim VIF High Yield	124,541	3,472,713	3,054,989	—	3,054,989	83,409	28.82	36.79
Guggenheim VIF Large Cap Value	203,419	7,011,391	8,140,819	—	8,140,819	140,434	31.62	58.17
Guggenheim VIF Long Short Equity	8,520	114,956	144,583	—	144,583	8,863	16.26	16.26
Guggenheim VIF Managed Asset Allocation	169,778	4,355,263	4,935,453	—	4,935,453	116,293	23.42	42.77
Guggenheim VIF Small Cap Value	152,905	5,919,710	6,600,898	—	6,600,898	92,919	70.41	71.07
Guggenheim VIF SMid Cap Value	326,257	19,514,926	23,539,474	—	23,539,474	154,618	73.21	154.51
Guggenheim VIF StylePlus Large Core	257,538	9,179,770	10,494,671	—	10,494,671	159,591	24.55	65.83
Guggenheim VIF StylePlus Large Growth	246,701	4,385,064	4,689,793	—	4,689,793	130,042	29.38	36.20
Guggenheim VIF StylePlus Mid Growth	245,208	10,889,649	11,259,970	—	11,259,970	106,484	30.45	106.31
Guggenheim VIF StylePlus Small Growth	125,570	3,491,889	3,356,477	—	3,356,477	76,400	22.16	44.02
Guggenheim VIF Total Return Bond	217,838	3,386,411	3,134,682	—	3,134,682	151,569	15.85	20.94
Guggenheim VIF World Equity Income	691,395	7,541,474	9,354,573	—	9,354,573	155,834	21.79	60.25
Invesco V.I. American Value	75,344	1,174,701	1,034,472	—	1,034,472	90,515	11.43	11.43
Invesco V.I. Comstock	194,003	3,617,436	3,798,574	—	3,798,574	122,843	29.83	30.95
Invesco V.I. Discovery Mid Cap Growth	17,513	1,125,324	945,868	—	945,868	33,364	28.35	28.35
Invesco V.I. Equity and Income	128,487	2,191,539	2,102,046	—	2,102,046	81,295	25.86	25.86
Invesco V.I. EVQ International Equity Fund	69,283	2,276,290	2,318,888	—	2,318,888	111,187	20.10	20.85
Invesco V.I. Global Real Estate	63,546	1,011,445	888,373	—	888,373	41,838	20.40	21.24
Invesco V.I. Government Money Market	1,267,375	1,267,375	1,267,375	—	1,267,375	128,761	9.69	9.84
Invesco V.I. Government Securities	22,252	256,080	227,640	—	227,640	20,895	10.88	10.88
Invesco V.I. Health Care	39,934	1,133,938	1,034,688	—	1,034,688	32,131	32.19	32.19
Invesco V.I. Main Street Mid Cap Fund®	156,344	1,564,945	1,468,073	—	1,468,073	52,564	26.85	27.96
Invesco V.I. Main Street Small Cap Fund®	76,630	1,879,475	2,015,379	—	2,015,379	49,762	38.91	40.52
Janus Henderson VIT Enterprise	33,829	2,378,903	2,312,896	—	2,312,896	162,083	14.27	14.27
MFS® VIT II Research International	53,719	880,040	893,348	—	893,348	51,972	16.61	17.24
MFS® VIT Mid Cap Value	17,516	158,814	169,556	—	169,556	11,885	14.27	14.27

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
MFS® VIT Total Return	42,553	$968,393	$965,091	$—	$965,091	43,051	$22.39	$22.39
MFS® VIT Utilities	87,612	2,757,821	2,763,277	—	2,763,277	82,945	33.32	33.32
Neuberger Berman AMT Sustainable Equity	118,280	2,664,821	3,961,181	—	3,961,181	77,909	49.11	50.91
PIMCO VIT All Asset	117,984	1,216,745	1,067,758	—	1,067,758	53,480	19.18	19.97
PIMCO VIT CommodityRealReturn Strategy	113,656	901,284	608,060	—	608,060	83,357	7.29	7.29
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	59,622	627,782	586,088	—	586,088	35,850	15.82	16.41
PIMCO VIT Low Duration	196,635	1,980,309	1,887,695	—	1,887,695	157,301	11.53	12.00
PIMCO VIT Real Return	162,760	2,066,820	1,883,136	—	1,883,136	125,401	14.43	15.02
Royce Micro-Cap	79,396	787,285	728,058	—	728,058	31,331	23.26	23.26

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2021	$11,032,885	$2,326,936	$2,819,240

Investment income (loss):
Dividend distributions	—	48,986	46,391
Investment Expenses:
Mortality and expense risk and administrative charges	(111,175)	(36,159)	(37,372)

Net investment income (loss)	(111,175)	12,827	9,019

Increase (decrease) in net assets from operations:
Capital gain distributions	865,364	211,674	282,210
Realized capital gain (loss) on investments	458,954	98,196	(5,471)
Change in unrealized appreciation (depreciation)	(4,693,962)	(376,407)	(717,028)

Net gain (loss) on investments	(3,369,644)	(66,537)	(440,289)

Net increase (decrease) in net assets from operations	(3,480,819)	(53,710)	(431,270)

Contract owner transactions:
Variable annuity deposits	719,696	107,716	261,320
Terminations, withdrawals and annuity payments	(808,801)	(196,041)	(613,007)
Transfers between subaccounts, net	(967,501)	436,535	453,019
Maintenance charges and mortality adjustments	(23)	(158)	—

Increase (decrease) in net assets from contract transactions	(1,056,629)	348,052	101,332

Total increase (decrease) in net assets	(4,537,448)	294,342	(329,938)

Net assets as of December 31, 2022	$6,495,437	$2,621,278	$2,489,302

Investment income (loss):
Dividend distributions	—	53,438	47,326
Investment Expenses:
Mortality and expense risk and administrative charges	(104,587)	(34,035)	(35,237)

Net investment income (loss)	(104,587)	19,403	12,089

Increase (decrease) in net assets from operations:
Capital gain distributions	526,086	195,873	99,351
Realized capital gain (loss) on investments	75,091	29,830	(67,048)
Change in unrealized appreciation (depreciation)	2,037,122	(70,141)	259,031

Net gain (loss) on investments	2,638,299	155,562	291,334

Net increase (decrease) in net assets from operations	2,533,712	174,965	303,423

Contract owner transactions:
Variable annuity deposits	391,994	25,492	173,606
Terminations, withdrawals and annuity payments	(1,550,324)	(188,913)	(425,745)
Transfers between subaccounts, net	878,702	(206,624)	98,245
Maintenance charges and mortality adjustments	(23)	(2)	—

Increase (decrease) in net assets from contract transactions	(279,651)	(370,047)	(153,894)

Total increase (decrease) in net assets	2,254,061	(195,082)	149,529

Net assets as of December 31, 2023	$8,749,498	$2,426,196	$2,638,831

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Growth- Income	American Funds IS® International
Net assets as of December 31, 2021	$1,251,757	$1,634,980	$—

Investment income (loss):
Dividend distributions	5,680	17,887	65
Investment Expenses:
Mortality and expense risk and administrative charges	(16,708)	(21,900)	(71)

Net investment income (loss)	(11,028)	(4,013)	(6)

Increase (decrease) in net assets from operations:
Capital gain distributions	143,246	159,957	854
Realized capital gain (loss) on investments	(7,548)	24,488	(1,529)
Change in unrealized appreciation (depreciation)	(482,518)	(484,764)	(787)

Net gain (loss) on investments	(346,820)	(300,319)	(1,462)

Net increase (decrease) in net assets from operations	(357,848)	(304,332)	(1,468)

Contract owner transactions:
Variable annuity deposits	273,898	309,122	—
Terminations, withdrawals and annuity payments	(26,511)	(40,877)	(21)
Transfers between subaccounts, net	87,020	(8,432)	4,862
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	334,407	259,813	4,841

Total increase (decrease) in net assets	(23,441)	(44,519)	3,373

Net assets as of December 31, 2022	$1,228,316	$1,590,461	$3,373

Investment income (loss):
Dividend distributions	9,924	29,294	31
Investment Expenses:
Mortality and expense risk and administrative charges	(19,396)	(30,121)	(45)

Net investment income (loss)	(9,472)	(827)	(14)

Increase (decrease) in net assets from operations:
Capital gain distributions	110,081	121,153	—
Realized capital gain (loss) on investments	(55,655)	1,375	(88)
Change in unrealized appreciation (depreciation)	197,865	356,506	570

Net gain (loss) on investments	252,291	479,034	482

Net increase (decrease) in net assets from operations	242,819	478,207	468

Contract owner transactions:
Variable annuity deposits	296,915	564,016	—
Terminations, withdrawals and annuity payments	(398,632)	(449,421)	(16)
Transfers between subaccounts, net	(93,507)	544,115	(1,039)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(195,224)	658,710	(1,055)

Total increase (decrease) in net assets	47,595	1,136,917	(587)

Net assets as of December 31, 2023	$1,275,911	$2,727,378	$2,786

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock High Yield V.I.	BNY Mellon IP Technology Growth	ClearBridge Variable Aggressive Growth
Net assets as of December 31, 2021	$278,853	$5,687,094	$2,271,485

Investment income (loss):
Dividend distributions	11,052	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,132)	(51,454)	(24,918)

Net investment income (loss)	7,920	(51,454)	(24,918)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	390,264	224,052
Realized capital gain (loss) on investments	(29,502)	(57,465)	(73,548)
Change in unrealized appreciation (depreciation)	(12,420)	(2,910,384)	(734,840)

Net gain (loss) on investments	(41,922)	(2,577,585)	(584,336)

Net increase (decrease) in net assets from operations	(34,002)	(2,629,039)	(609,254)

Contract owner transactions:
Variable annuity deposits	—	274,282	13,462
Terminations, withdrawals and annuity payments	(306)	(166,239)	(52,602)
Transfers between subaccounts, net	(175,058)	(308,486)	(57,066)
Maintenance charges and mortality adjustments	—	(9)	—

Increase (decrease) in net assets from contract transactions	(175,364)	(200,452)	(96,206)

Total increase (decrease) in net assets	(209,366)	(2,829,491)	(705,460)

Net assets as of December 31, 2022	$69,487	$2,857,603	$1,566,025

Investment income (loss):
Dividend distributions	4,604	—	1,093
Investment Expenses:
Mortality and expense risk and administrative charges	(1,024)	(50,746)	(23,498)

Net investment income (loss)	3,580	(50,746)	(22,405)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	177,151
Realized capital gain (loss) on investments	(171)	(135,050)	(136,515)
Change in unrealized appreciation (depreciation)	4,550	1,762,932	326,558

Net gain (loss) on investments	4,379	1,627,882	367,194

Net increase (decrease) in net assets from operations	7,959	1,577,136	344,789

Contract owner transactions:
Variable annuity deposits	—	242,281	115,056
Terminations, withdrawals and annuity payments	(332)	(583,276)	(192,386)
Transfers between subaccounts, net	1,882	306,166	363,606
Maintenance charges and mortality adjustments	—	(6)	—

Increase (decrease) in net assets from contract transactions	1,550	(34,835)	286,276

Total increase (decrease) in net assets	9,509	1,542,301	631,065

Net assets as of December 31, 2023	$78,996	$4,399,904	$2,197,090

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2021	$3,082,518	$11,193,895	$616,758

Investment income (loss):
Dividend distributions	—	122,734	2,247
Investment Expenses:
Mortality and expense risk and administrative charges	(28,825)	(152,943)	(7,874)

Net investment income (loss)	(28,825)	(30,209)	(5,627)

Increase (decrease) in net assets from operations:
Capital gain distributions	42,356	1,142,781	—
Realized capital gain (loss) on investments	73,033	377,346	(3,000)
Change in unrealized appreciation (depreciation)	(903,798)	(1,790,451)	(51,474)

Net gain (loss) on investments	(788,409)	(270,324)	(54,474)

Net increase (decrease) in net assets from operations	(817,234)	(300,533)	(60,101)

Contract owner transactions:
Variable annuity deposits	278,568	140,981	35,633
Terminations, withdrawals and annuity payments	(67,115)	(861,526)	(43,792)
Transfers between subaccounts, net	(519,769)	129,530	(38,209)
Maintenance charges and mortality adjustments	(8)	27,894	(99)

Increase (decrease) in net assets from contract transactions	(308,324)	(563,121)	(46,467)

Total increase (decrease) in net assets	(1,125,558)	(863,654)	(106,568)

Net assets as of December 31, 2022	$1,956,960	$10,330,241	$510,190

Investment income (loss):
Dividend distributions	—	155,244	553
Investment Expenses:
Mortality and expense risk and administrative charges	(27,641)	(141,930)	(6,784)

Net investment income (loss)	(27,641)	13,314	(6,231)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	843,668	—
Realized capital gain (loss) on investments	(41,770)	160,246	(1,969)
Change in unrealized appreciation (depreciation)	195,558	(358,065)	40,481

Net gain (loss) on investments	153,788	645,849	38,512

Net increase (decrease) in net assets from operations	126,147	659,163	32,281

Contract owner transactions:
Variable annuity deposits	233,667	90,896	—
Terminations, withdrawals and annuity payments	(343,907)	(979,456)	(60,466)
Transfers between subaccounts, net	50,965	143,751	(44)
Maintenance charges and mortality adjustments	(8)	(118)	(7)

Increase (decrease) in net assets from contract transactions	(59,283)	(744,927)	(60,517)

Total increase (decrease) in net assets	66,864	(85,764)	(28,236)

Net assets as of December 31, 2023	$2,023,824	$10,244,477	$481,954

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2021	$3,696,845	$9,895,485	$164,216

Investment income (loss):
Dividend distributions	212,017	117,881	664
Investment Expenses:
Mortality and expense risk and administrative charges	(45,708)	(128,045)	(1,981)

Net investment income (loss)	166,309	(10,164)	(1,317)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	822,251	—
Realized capital gain (loss) on investments	(80,034)	351,202	1,018
Change in unrealized appreciation (depreciation)	(484,990)	(1,428,653)	(25,129)

Net gain (loss) on investments	(565,024)	(255,200)	(24,111)

Net increase (decrease) in net assets from operations	(398,715)	(265,364)	(25,428)

Contract owner transactions:
Variable annuity deposits	60,925	75,389	12
Terminations, withdrawals and annuity payments	(255,499)	(669,068)	(4,406)
Transfers between subaccounts, net	(85,687)	(223,602)	372
Maintenance charges and mortality adjustments	5,364	2,065	—

Increase (decrease) in net assets from contract transactions	(274,897)	(815,216)	(4,022)

Total increase (decrease) in net assets	(673,612)	(1,080,580)	(29,450)

Net assets as of December 31, 2022	$3,023,233	$8,814,905	$134,766

Investment income (loss):
Dividend distributions	169,417	135,504	369
Investment Expenses:
Mortality and expense risk and administrative charges	(41,958)	(114,905)	(1,961)

Net investment income (loss)	127,459	20,599	(1,592)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	802,227	—
Realized capital gain (loss) on investments	(74,298)	270,280	1,142
Change in unrealized appreciation (depreciation)	242,688	(483,699)	15,239

Net gain (loss) on investments	168,390	588,808	16,381

Net increase (decrease) in net assets from operations	295,849	609,407	14,789

Contract owner transactions:
Variable annuity deposits	30,855	265,145	—
Terminations, withdrawals and annuity payments	(244,979)	(1,036,354)	(4,720)
Transfers between subaccounts, net	(49,930)	(512,247)	(252)
Maintenance charges and mortality adjustments	(39)	(37)	—

Increase (decrease) in net assets from contract transactions	(264,093)	(1,283,493)	(4,972)

Total increase (decrease) in net assets	31,756	(674,086)	9,817

Net assets as of December 31, 2023	$3,054,989	$8,140,819	$144,583

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2021	$6,107,201	$7,489,707	$27,251,363

Investment income (loss):
Dividend distributions	42,887	50,299	214,527
Investment Expenses:
Mortality and expense risk and administrative charges	(73,726)	(102,808)	(349,273)

Net investment income (loss)	(30,839)	(52,509)	(134,746)

Increase (decrease) in net assets from operations:
Capital gain distributions	499,980	362,697	2,676,542
Realized capital gain (loss) on investments	46,346	125,870	782,536
Change in unrealized appreciation (depreciation)	(1,595,050)	(870,580)	(4,227,813)

Net gain (loss) on investments	(1,048,724)	(382,013)	(768,735)

Net increase (decrease) in net assets from operations	(1,079,563)	(434,522)	(903,481)

Contract owner transactions:
Variable annuity deposits	110,393	73,375	264,650
Terminations, withdrawals and annuity payments	(340,363)	(384,741)	(1,832,265)
Transfers between subaccounts, net	6,336	185,942	(789,567)
Maintenance charges and mortality adjustments	(40)	(101)	7,437

Increase (decrease) in net assets from contract transactions	(223,674)	(125,525)	(2,349,745)

Total increase (decrease) in net assets	(1,303,237)	(560,047)	(3,253,226)

Net assets as of December 31, 2022	$4,803,964	$6,929,660	$23,998,137

Investment income (loss):
Dividend distributions	61,835	85,283	348,213
Investment Expenses:
Mortality and expense risk and administrative charges	(68,817)	(91,050)	(324,496)

Net investment income (loss)	(6,982)	(5,767)	23,717

Increase (decrease) in net assets from operations:
Capital gain distributions	37,923	416,003	1,633,452
Realized capital gain (loss) on investments	30,966	98,991	513,444
Change in unrealized appreciation (depreciation)	504,323	32,526	(376,838)

Net gain (loss) on investments	573,212	547,520	1,770,058

Net increase (decrease) in net assets from operations	566,230	541,753	1,793,775

Contract owner transactions:
Variable annuity deposits	7,073	65,503	527,731
Terminations, withdrawals and annuity payments	(443,442)	(431,470)	(2,379,982)
Transfers between subaccounts, net	1,665	(504,480)	(399,913)
Maintenance charges and mortality adjustments	(37)	(68)	(274)

Increase (decrease) in net assets from contract transactions	(434,741)	(870,515)	(2,252,438)

Total increase (decrease) in net assets	131,489	(328,762)	(458,663)

Net assets as of December 31, 2023	$4,935,453	$6,600,898	$23,539,474

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2021	$12,590,949	$6,010,054	$14,527,474

Investment income (loss):
Dividend distributions	57,569	17,952	39,975
Investment Expenses:
Mortality and expense risk and administrative charges	(146,280)	(60,977)	(152,642)

Net investment income (loss)	(88,711)	(43,025)	(112,667)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,728,099	1,016,395	2,895,249
Realized capital gain (loss) on investments	126,087	121,947	118,948
Change in unrealized appreciation (depreciation)	(5,466,579)	(2,877,278)	(7,014,012)

Net gain (loss) on investments	(2,612,393)	(1,738,936)	(3,999,815)

Net increase (decrease) in net assets from operations	(2,701,104)	(1,781,961)	(4,112,482)

Contract owner transactions:
Variable annuity deposits	145,823	108,305	284,732
Terminations, withdrawals and annuity payments	(787,035)	(454,448)	(880,571)
Transfers between subaccounts, net	179,496	(166,119)	(16,699)
Maintenance charges and mortality adjustments	16,493	28,120	16,856

Increase (decrease) in net assets from contract transactions	(445,223)	(484,142)	(595,682)

Total increase (decrease) in net assets	(3,146,327)	(2,266,103)	(4,708,164)

Net assets as of December 31, 2022	$9,444,622	$3,743,951	$9,819,310

Investment income (loss):
Dividend distributions	160,687	57,131	149,657
Investment Expenses:
Mortality and expense risk and administrative charges	(140,061)	(59,749)	(145,393)

Net investment income (loss)	20,626	(2,618)	4,264

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	83,225	(52,273)	(118,965)
Change in unrealized appreciation (depreciation)	2,166,645	1,408,681	2,439,682

Net gain (loss) on investments	2,249,870	1,356,408	2,320,717

Net increase (decrease) in net assets from operations	2,270,496	1,353,790	2,324,981

Contract owner transactions:
Variable annuity deposits	147,322	47,043	96,789
Terminations, withdrawals and annuity payments	(1,074,561)	(457,705)	(970,268)
Transfers between subaccounts, net	(293,028)	2,793	(10,729)
Maintenance charges and mortality adjustments	(180)	(79)	(113)

Increase (decrease) in net assets from contract transactions	(1,220,447)	(407,948)	(884,321)

Total increase (decrease) in net assets	1,050,049	945,842	1,440,660

Net assets as of December 31, 2023	$10,494,671	$4,689,793	$11,259,970

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2021	$4,409,951	$5,027,810	$11,405,518

Investment income (loss):
Dividend distributions	9,757	126,659	218,222
Investment Expenses:
Mortality and expense risk and administrative charges	(45,177)	(56,212)	(140,729)

Net investment income (loss)	(35,420)	70,447	77,493

Increase (decrease) in net assets from operations:
Capital gain distributions	1,020,793	9,998	2,031,023
Realized capital gain (loss) on investments	69,243	(103,899)	326,381
Change in unrealized appreciation (depreciation)	(2,232,981)	(791,257)	(3,593,100)

Net gain (loss) on investments	(1,142,945)	(885,158)	(1,235,696)

Net increase (decrease) in net assets from operations	(1,178,365)	(814,711)	(1,158,203)

Contract owner transactions:
Variable annuity deposits	50,697	4,976	167,753
Terminations, withdrawals and annuity payments	(298,206)	(320,412)	(695,838)
Transfers between subaccounts, net	(126,734)	(746,817)	(241,195)
Maintenance charges and mortality adjustments	5,521	16,837	34,033

Increase (decrease) in net assets from contract transactions	(368,722)	(1,045,416)	(735,247)

Total increase (decrease) in net assets	(1,547,087)	(1,860,127)	(1,893,450)

Net assets as of December 31, 2022	$2,862,864	$3,167,683	$9,512,068

Investment income (loss):
Dividend distributions	42,286	118,473	242,086
Investment Expenses:
Mortality and expense risk and administrative charges	(42,161)	(44,087)	(128,298)

Net investment income (loss)	125	74,386	113,788

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(53,607)	(59,810)	184,542
Change in unrealized appreciation (depreciation)	587,626	153,924	626,653

Net gain (loss) on investments	534,019	94,114	811,195

Net increase (decrease) in net assets from operations	534,144	168,500	924,983

Contract owner transactions:
Variable annuity deposits	59,876	59,919	123,784
Terminations, withdrawals and annuity payments	(263,328)	(350,549)	(883,894)
Transfers between subaccounts, net	162,960	89,461	(322,280)
Maintenance charges and mortality adjustments	(39)	(332)	(88)

Increase (decrease) in net assets from contract transactions	(40,531)	(201,501)	(1,082,478)

Total increase (decrease) in net assets	493,613	(33,001)	(157,495)

Net assets as of December 31, 2023	$3,356,477	$3,134,682	$9,354,573

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2021	$430,161	$2,428,257	$2,191,763

Investment income (loss):
Dividend distributions	3,006	43,323	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,457)	(45,206)	(15,626)

Net investment income (loss)	(6,451)	(1,883)	(15,626)

Increase (decrease) in net assets from operations:
Capital gain distributions	121,772	98,789	307,699
Realized capital gain (loss) on investments	(39,068)	55,479	8,778
Change in unrealized appreciation (depreciation)	(141,205)	(221,146)	(873,903)

Net gain (loss) on investments	(58,501)	(66,878)	(557,426)

Net increase (decrease) in net assets from operations	(64,952)	(68,761)	(573,052)

Contract owner transactions:
Variable annuity deposits	5,502	100,033	3,260
Terminations, withdrawals and annuity payments	(12,042)	(168,900)	(190,832)
Transfers between subaccounts, net	412,385	1,093,556	(536,431)
Maintenance charges and mortality adjustments	—	(23)	(3)

Increase (decrease) in net assets from contract transactions	405,845	1,024,666	(724,006)

Total increase (decrease) in net assets	340,893	955,905	(1,297,058)

Net assets as of December 31, 2022	$771,054	$3,384,162	$894,705

Investment income (loss):
Dividend distributions	3,467	58,561	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,507)	(49,720)	(13,496)

Net investment income (loss)	(8,040)	8,841	(13,496)

Increase (decrease) in net assets from operations:
Capital gain distributions	193,081	421,738	—
Realized capital gain (loss) on investments	(62,009)	9,906	(53,966)
Change in unrealized appreciation (depreciation)	(21,470)	(86,046)	166,030

Net gain (loss) on investments	109,602	345,598	112,064

Net increase (decrease) in net assets from operations	101,562	354,439	98,568

Contract owner transactions:
Variable annuity deposits	4,400	121,015	25,592
Terminations, withdrawals and annuity payments	(15,710)	(163,011)	(129,648)
Transfers between subaccounts, net	173,166	101,985	56,654
Maintenance charges and mortality adjustments	—	(16)	(3)

Increase (decrease) in net assets from contract transactions	161,856	59,973	(47,405)

Total increase (decrease) in net assets	263,418	414,412	51,163

Net assets as of December 31, 2023	$1,034,472	$3,798,574	$945,868

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global Real Estate
Net assets as of December 31, 2021	$2,033,925	$2,767,468	$1,186,781

Investment income (loss):
Dividend distributions	33,713	27,950	28,462
Investment Expenses:
Mortality and expense risk and administrative charges	(30,801)	(27,987)	(13,755)

Net investment income (loss)	2,912	(37)	14,707

Increase (decrease) in net assets from operations:
Capital gain distributions	311,080	218,633	—
Realized capital gain (loss) on investments	13,371	13,502	(4,632)
Change in unrealized appreciation (depreciation)	(541,513)	(716,682)	(315,428)

Net gain (loss) on investments	(217,062)	(484,547)	(320,060)

Net increase (decrease) in net assets from operations	(214,150)	(484,584)	(305,353)

Contract owner transactions:
Variable annuity deposits	112,551	4,676	17,512
Terminations, withdrawals and annuity payments	(183,784)	(154,634)	(60,191)
Transfers between subaccounts, net	497,130	(313,589)	13,047
Maintenance charges and mortality adjustments	(12)	(137)	(18)

Increase (decrease) in net assets from contract transactions	425,885	(463,684)	(29,650)

Total increase (decrease) in net assets	211,735	(948,268)	(335,003)

Net assets as of December 31, 2022	$2,245,660	$1,819,200	$851,778

Investment income (loss):
Dividend distributions	35,411	—	12,571
Investment Expenses:
Mortality and expense risk and administrative charges	(29,622)	(27,673)	(11,919)

Net investment income (loss)	5,789	(27,673)	652

Increase (decrease) in net assets from operations:
Capital gain distributions	107,506	1,409	—
Realized capital gain (loss) on investments	(44,761)	(24,779)	(12,150)
Change in unrealized appreciation (depreciation)	108,199	370,770	73,629

Net gain (loss) on investments	170,944	347,400	61,479

Net increase (decrease) in net assets from operations	176,733	319,727	62,131

Contract owner transactions:
Variable annuity deposits	13,092	40,507	11,224
Terminations, withdrawals and annuity payments	(573,643)	(196,381)	(62,483)
Transfers between subaccounts, net	240,212	335,860	25,740
Maintenance charges and mortality adjustments	(8)	(25)	(17)

Increase (decrease) in net assets from contract transactions	(320,347)	179,961	(25,536)

Total increase (decrease) in net assets	(143,614)	499,688	36,595

Net assets as of December 31, 2023	$2,102,046	$2,318,888	$888,373

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2021	$1,215,642	$408,827	$1,924,745

Investment income (loss):
Dividend distributions	21,888	5,141	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,340)	(4,595)	(20,375)

Net investment income (loss)	(452)	546	(20,375)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	201,781
Realized capital gain (loss) on investments	—	(10,686)	(11,589)
Change in unrealized appreciation (depreciation)	—	(33,023)	(442,799)

Net gain (loss) on investments	—	(43,709)	(252,607)

Net increase (decrease) in net assets from operations	(452)	(43,163)	(272,982)

Contract owner transactions:
Variable annuity deposits	9,865	14,484	38,698
Terminations, withdrawals and annuity payments	(150,431)	(56,962)	(121,407)
Transfers between subaccounts, net	310,978	(51,223)	(215,493)
Maintenance charges and mortality adjustments	(59)	(14)	(16)

Increase (decrease) in net assets from contract transactions	170,353	(93,715)	(298,218)

Total increase (decrease) in net assets	169,901	(136,878)	(571,200)

Net assets as of December 31, 2022	$1,385,543	$271,949	$1,353,545

Investment income (loss):
Dividend distributions	66,481	4,184	—
Investment Expenses:
Mortality and expense risk and administrative charges	(20,985)	(3,474)	(15,759)

Net investment income (loss)	45,496	710	(15,759)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(7,291)	(56,309)
Change in unrealized appreciation (depreciation)	—	14,096	85,225

Net gain (loss) on investments	—	6,805	28,916

Net increase (decrease) in net assets from operations	45,496	7,515	13,157

Contract owner transactions:
Variable annuity deposits	74,744	—	8,803
Terminations, withdrawals and annuity payments	(157,442)	(49,506)	(239,114)
Transfers between subaccounts, net	(80,875)	(2,305)	(101,695)
Maintenance charges and mortality adjustments	(91)	(13)	(8)

Increase (decrease) in net assets from contract transactions	(163,664)	(51,824)	(332,014)

Total increase (decrease) in net assets	(118,168)	(44,309)	(318,857)

Net assets as of December 31, 2023	$1,267,375	$227,640	$1,034,688

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Janus Henderson VIT Enterprise
Net assets as of December 31, 2021	$1,042,135	$1,784,963	$1,764,551

Investment income (loss):
Dividend distributions	784	4,464	1,578
Investment Expenses:
Mortality and expense risk and administrative charges	(14,097)	(23,034)	(25,905)

Net investment income (loss)	(13,313)	(18,570)	(24,327)

Increase (decrease) in net assets from operations:
Capital gain distributions	239,310	209,171	345,429
Realized capital gain (loss) on investments	(26,209)	21,194	(27,060)
Change in unrealized appreciation (depreciation)	(365,337)	(520,220)	(628,654)

Net gain (loss) on investments	(152,236)	(289,855)	(310,285)

Net increase (decrease) in net assets from operations	(165,549)	(308,425)	(334,612)

Contract owner transactions:
Variable annuity deposits	12,869	245,001	379,330
Terminations, withdrawals and annuity payments	(52,376)	(117,876)	(36,379)
Transfers between subaccounts, net	163,140	62,984	242,212
Maintenance charges and mortality adjustments	(17)	(15)	—

Increase (decrease) in net assets from contract transactions	123,616	190,094	585,163

Total increase (decrease) in net assets	(41,933)	(118,331)	250,551

Net assets as of December 31, 2022	$1,000,202	$1,666,632	$2,015,102

Investment income (loss):
Dividend distributions	382	16,766	2,000
Investment Expenses:
Mortality and expense risk and administrative charges	(14,646)	(24,683)	(29,637)

Net investment income (loss)	(14,264)	(7,917)	(27,637)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	155,366
Realized capital gain (loss) on investments	(41,159)	(29,513)	(58,227)
Change in unrealized appreciation (depreciation)	219,312	294,199	251,961

Net gain (loss) on investments	178,153	264,686	349,100

Net increase (decrease) in net assets from operations	163,889	256,769	321,463

Contract owner transactions:
Variable annuity deposits	79,849	239,660	377,336
Terminations, withdrawals and annuity payments	(99,629)	(407,963)	(697,724)
Transfers between subaccounts, net	323,775	260,297	296,719
Maintenance charges and mortality adjustments	(13)	(16)	—

Increase (decrease) in net assets from contract transactions	303,982	91,978	(23,669)

Total increase (decrease) in net assets	467,871	348,747	297,794

Net assets as of December 31, 2023	$1,468,073	$2,015,379	$2,312,896

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT II Research International	MFS® VIT Mid Cap Value	MFS® VIT Total Return
Net assets as of December 31, 2021	$1,171,548	$149,493	$1,729,176

Investment income (loss):
Dividend distributions	13,578	1,278	16,329
Investment Expenses:
Mortality and expense risk and administrative charges	(12,165)	(2,188)	(16,357)

Net investment income (loss)	1,413	(910)	(28)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,007	13,430	97,113
Realized capital gain (loss) on investments	(13,662)	357	63,485
Change in unrealized appreciation (depreciation)	(212,571)	(28,968)	(311,557)

Net gain (loss) on investments	(207,226)	(15,181)	(150,959)

Net increase (decrease) in net assets from operations	(205,813)	(16,091)	(150,987)

Contract owner transactions:
Variable annuity deposits	18,362	893	52,513
Terminations, withdrawals and annuity payments	(70,476)	(1,938)	(104,763)
Transfers between subaccounts, net	(69,684)	37,944	(535,750)
Maintenance charges and mortality adjustments	(13)	—	(68)

Increase (decrease) in net assets from contract transactions	(121,811)	36,899	(588,068)

Total increase (decrease) in net assets	(327,624)	20,808	(739,055)

Net assets as of December 31, 2022	$843,924	$170,301	$990,121

Investment income (loss):
Dividend distributions	7,189	2,430	17,217
Investment Expenses:
Mortality and expense risk and administrative charges	(12,786)	(2,351)	(13,592)

Net investment income (loss)	(5,597)	79	3,625

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,403	41,093
Realized capital gain (loss) on investments	(6,737)	(472)	(3,314)
Change in unrealized appreciation (depreciation)	106,000	11,059	38,407

Net gain (loss) on investments	99,263	15,990	76,186

Net increase (decrease) in net assets from operations	93,666	16,069	79,811

Contract owner transactions:
Variable annuity deposits	19,667	750	8,598
Terminations, withdrawals and annuity payments	(49,305)	(40,125)	(123,995)
Transfers between subaccounts, net	(14,587)	22,561	10,624
Maintenance charges and mortality adjustments	(17)	—	(68)

Increase (decrease) in net assets from contract transactions	(44,242)	(16,814)	(104,841)

Total increase (decrease) in net assets	49,424	(745)	(25,030)

Net assets as of December 31, 2023	$893,348	$169,556	$965,091

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT Utilities	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2021	$2,991,852	$5,794,949	$1,106,319

Investment income (loss):
Dividend distributions	64,477	5,765	82,669
Investment Expenses:
Mortality and expense risk and administrative charges	(40,828)	(67,332)	(15,065)

Net investment income (loss)	23,649	(61,567)	67,604

Increase (decrease) in net assets from operations:
Capital gain distributions	113,366	440,227	88,011
Realized capital gain (loss) on investments	62,758	151,114	(20,345)
Change in unrealized appreciation (depreciation)	(228,612)	(1,652,084)	(290,325)

Net gain (loss) on investments	(52,488)	(1,060,743)	(222,659)

Net increase (decrease) in net assets from operations	(28,839)	(1,122,310)	(155,055)

Contract owner transactions:
Variable annuity deposits	158,443	20,960	55,691
Terminations, withdrawals and annuity payments	(219,841)	(319,389)	(96,873)
Transfers between subaccounts, net	23,206	(4,677)	39,507
Maintenance charges and mortality adjustments	(74)	(33)	(44)

Increase (decrease) in net assets from contract transactions	(38,266)	(303,139)	(1,719)

Total increase (decrease) in net assets	(67,105)	(1,425,449)	(156,774)

Net assets as of December 31, 2022	$2,924,747	$4,369,500	$949,545

Investment income (loss):
Dividend distributions	95,101	2,888	29,497
Investment Expenses:
Mortality and expense risk and administrative charges	(38,815)	(58,758)	(13,724)

Net investment income (loss)	56,286	(55,870)	15,773

Increase (decrease) in net assets from operations:
Capital gain distributions	159,518	60,680	—
Realized capital gain (loss) on investments	8,336	643,232	(11,687)
Change in unrealized appreciation (depreciation)	(343,157)	288,230	65,175

Net gain (loss) on investments	(175,303)	992,142	53,488

Net increase (decrease) in net assets from operations	(119,017)	936,272	69,261

Contract owner transactions:
Variable annuity deposits	20,271	22,225	4,660
Terminations, withdrawals and annuity payments	(195,285)	(322,877)	(34,580)
Transfers between subaccounts, net	132,629	(1,043,913)	78,916
Maintenance charges and mortality adjustments	(68)	(26)	(44)

Increase (decrease) in net assets from contract transactions	(42,453)	(1,344,591)	48,952

Total increase (decrease) in net assets	(161,470)	(408,319)	118,213

Net assets as of December 31, 2023	$2,763,277	$3,961,181	$1,067,758

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT CommodityReal Return Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2021	$420,617	$755,839	$2,421,966

Investment income (loss):
Dividend distributions	210,024	8,676	38,419
Investment Expenses:
Mortality and expense risk and administrative charges	(12,693)	(8,429)	(32,267)

Net investment income (loss)	197,331	247	6,152

Increase (decrease) in net assets from operations:
Capital gain distributions	—	218	—
Realized capital gain (loss) on investments	18,541	(12,476)	(24,891)
Change in unrealized appreciation (depreciation)	(169,287)	(64,176)	(151,062)

Net gain (loss) on investments	(150,746)	(76,434)	(175,953)

Net increase (decrease) in net assets from operations	46,585	(76,187)	(169,801)

Contract owner transactions:
Variable annuity deposits	57,918	11,235	28,186
Terminations, withdrawals and annuity payments	(35,433)	(76,276)	(202,734)
Transfers between subaccounts, net	372,196	(88,816)	41,837
Maintenance charges and mortality adjustments	(2)	(7)	(26)

Increase (decrease) in net assets from contract transactions	394,679	(153,864)	(132,737)

Total increase (decrease) in net assets	441,264	(230,051)	(302,538)

Net assets as of December 31, 2022	$861,881	$525,788	$2,119,428

Investment income (loss):
Dividend distributions	124,012	13,847	74,260
Investment Expenses:
Mortality and expense risk and administrative charges	(10,133)	(7,590)	(29,173)

Net investment income (loss)	113,879	6,257	45,087

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,165	—
Realized capital gain (loss) on investments	(78,097)	(5,448)	(41,759)
Change in unrealized appreciation (depreciation)	(110,398)	25,372	65,384

Net gain (loss) on investments	(188,495)	34,089	23,625

Net increase (decrease) in net assets from operations	(74,616)	40,346	68,712

Contract owner transactions:
Variable annuity deposits	7,713	11,907	23,218
Terminations, withdrawals and annuity payments	(75,810)	(41,282)	(199,592)
Transfers between subaccounts, net	(111,106)	49,337	(124,050)
Maintenance charges and mortality adjustments	(2)	(8)	(21)

Increase (decrease) in net assets from contract transactions	(179,205)	19,954	(300,445)

Total increase (decrease) in net assets	(253,821)	60,300	(231,733)

Net assets as of December 31, 2023	$608,060	$586,088	$1,887,695

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2021	$2,469,830	$1,292,560

Investment income (loss):
Dividend distributions	155,451	—
Investment Expenses:
Mortality and expense risk and administrative charges	(32,413)	(9,288)

Net investment income (loss)	123,038	(9,288)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	187,190
Realized capital gain (loss) on investments	(28,530)	33,645
Change in unrealized appreciation (depreciation)	(424,811)	(438,745)

Net gain (loss) on investments	(453,341)	(217,910)

Net increase (decrease) in net assets from operations	(330,303)	(227,198)

Contract owner transactions:
Variable annuity deposits	23,744	18,223
Terminations, withdrawals and annuity payments	(251,565)	(32,863)
Transfers between subaccounts, net	382,639	(480,648)
Maintenance charges and mortality adjustments	(46)	(4)

Increase (decrease) in net assets from contract transactions	154,772	(495,292)

Total increase (decrease) in net assets	(175,531)	(722,490)

Net assets as of December 31, 2022	$2,294,299	$570,070

Investment income (loss):
Dividend distributions	62,994	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29,667)	(8,222)

Net investment income (loss)	33,327	(8,222)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(54,031)	(8,596)
Change in unrealized appreciation (depreciation)	64,085	112,201

Net gain (loss) on investments	10,054	103,605

Net increase (decrease) in net assets from operations	43,381	95,383

Contract owner transactions:
Variable annuity deposits	3,398	13,275
Terminations, withdrawals and annuity payments	(451,623)	(47,702)
Transfers between subaccounts, net	(6,276)	97,036
Maintenance charges and mortality adjustments	(43)	(4)

Increase (decrease) in net assets from contract transactions	(454,544)	62,605

Total increase (decrease) in net assets	(411,163)	157,988

Net assets as of December 31, 2023	$1,883,136	$728,058

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—

American Century VP Value	II	American Century Investment Management, Inc	—

American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—

American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—

American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—

American Funds IS® International	Class 4	Capital Research and Management Company	—

BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd

BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC

ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

Guggenheim VIF All Cap Value	—	Security Investors, LLC	—

Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—

Guggenheim VIF High Yield	—	Security Investors, LLC	—

Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—

Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—

Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—

Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—

Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—

Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—

Guggenheim VIF World Equity Income	—	Security Investors, LLC	—

Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—

Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—

Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—

Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—

Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd

Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—

Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—

Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—

Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—

Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—

Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—

MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—

MFS® VIT Mid Cap Value	Service Shares	Massachusetts Financial Services Company	—

MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—

MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—

Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—

PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC

PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—

PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—

PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—

Royce Micro-Cap	Investment	Royce & Associates, LP	—

Forty-seven subaccounts are currently offered by the Account, all of which had activity.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
May 1, 2019	American Funds IS® Asset Allocation
May 1, 2019	American Funds IS® Global Growth
May 1, 2019	American Funds IS® Growth-Income
May 1, 2019	American Funds IS® International
May 1, 2019	BlackRock High Yield V.I.
May 1, 2019	Janus Henderson VIT Enterprise
May 1, 2019	MFS® VIT Mid Cap Value

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$1,921,831	$1,779,983
American Century VP Value	306,655	461,426
American Funds IS® Asset Allocation	744,274	786,728
American Funds IS® Global Growth	533,954	628,569
American Funds IS® Growth-Income	1,500,230	721,194
American Funds IS® International	31	1,100
BlackRock High Yield V.I.	6,341	1,261
BNY Mellon IP Technology Growth	640,042	725,623
ClearBridge Variable Aggressive Growth	734,221	293,199
ClearBridge Variable Small Cap Growth	346,168	433,092
Guggenheim VIF All Cap Value	1,422,283	1,310,228
Guggenheim VIF Alpha Opportunity	651	67,399
Guggenheim VIF High Yield	248,087	384,721
Guggenheim VIF Large Cap Value	1,251,398	1,712,065
Guggenheim VIF Long Short Equity	554	7,118
Guggenheim VIF Managed Asset Allocation	137,896	541,696
Guggenheim VIF Small Cap Value	793,682	1,253,961
Guggenheim VIF SMid Cap Value	2,640,732	3,236,001
Guggenheim VIF StylePlus Large Core	666,332	1,866,153
Guggenheim VIF StylePlus Large Growth	204,185	614,751
Guggenheim VIF StylePlus Mid Growth	500,091	1,380,148
Guggenheim VIF StylePlus Small Growth	312,625	353,031
Guggenheim VIF Total Return Bond	408,915	536,030
Guggenheim VIF World Equity Income	368,621	1,337,311
Invesco V.I. American Value	548,926	202,029
Invesco V.I. Comstock	977,434	486,882
Invesco V.I. Discovery Mid Cap Growth	132,997	193,898
Invesco V.I. Equity and Income	443,872	650,924
Invesco V.I. EVQ International Equity Fund	478,898	325,201
Invesco V.I. Global Real Estate	42,317	67,201
Invesco V.I. Government Money Market	10,746,812	10,864,980
Invesco V.I. Government Securities	4,383	55,497

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Health Care	$12,759	$360,532
Invesco V.I. Main Street Mid Cap Fund®	476,749	187,031
Invesco V.I. Main Street Small Cap Fund®	530,639	446,578
Janus Henderson VIT Enterprise	807,233	703,173
MFS® VIT II Research International	100,830	150,669
MFS® VIT Mid Cap Value	72,409	83,741
MFS® VIT Total Return	81,843	141,966
MFS® VIT Utilities	464,556	291,205
Neuberger Berman AMT Sustainable Equity	561,265	1,901,046
PIMCO VIT All Asset	127,626	62,901
PIMCO VIT CommodityRealReturn Strategy	157,755	223,081
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	89,834	49,458
PIMCO VIT Low Duration	412,875	668,233
PIMCO VIT Real Return	77,881	499,098
Royce Micro-Cap	112,878	58,495

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF All Cap Value	$72,778
Guggenheim VIF High Yield	17,802
Guggenheim VIF Large Cap Value	25,811
Guggenheim VIF Managed Asset Allocation	192
Guggenheim VIF SMid Cap Value	31,944
Guggenheim VIF StylePlus Large Core	71,040
Guggenheim VIF StylePlus Large Growth	87,902
Guggenheim VIF StylePlus Mid Growth	53,539
Guggenheim VIF StylePlus Small Growth	16,018
Guggenheim VIF Total Return Bond	43,509
Guggenheim VIF World Equity Income	117,125
Invesco V.I. Government Money Market	867

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

Mortality and Expense Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

Administrative Charge: SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Account Administrative Charge: For Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	32,012	(40,107)	(8,095)	35,545	(58,549)	(23,004)
American Century VP Value	1,940	(13,916)	(11,976)	32,241	(21,724)	10,517
American Funds IS® Asset Allocation	50,766	(63,151)	(12,385)	70,293	(62,533)	7,760
American Funds IS® Global Growth	31,500	(45,513)	(14,013)	32,989	(8,158)	24,831
American Funds IS® Growth-Income	102,424	(52,478)	49,946	38,277	(17,927)	20,350
American Funds IS® International	—	(104)	(104)	1,016	(641)	375
BlackRock High Yield V.I.	173	(28)	145	14	(17,463)	(17,449)
BNY Mellon IP Technology Growth	14,993	(16,495)	(1,502)	17,853	(21,988)	(4,135)
ClearBridge Variable Aggressive Growth	20,540	(10,806)	9,734	6,111	(9,439)	(3,328)
ClearBridge Variable Small Cap Growth	9,187	(10,911)	(1,724)	9,224	(14,797)	(5,573)
Guggenheim VIF All Cap Value	5,901	(16,577)	(10,676)	12,956	(21,106)	(8,150)
Guggenheim VIF Alpha Opportunity	5	(2,902)	(2,897)	1,667	(3,922)	(2,255)
Guggenheim VIF High Yield	2,339	(10,052)	(7,713)	10,455	(18,641)	(8,186)
Guggenheim VIF Large Cap Value	6,170	(29,501)	(23,331)	9,071	(24,382)	(15,311)
Guggenheim VIF Long Short Equity	12	(335)	(323)	177	(441)	(264)
Guggenheim VIF Managed Asset Allocation	1,087	(12,079)	(10,992)	3,179	(8,966)	(5,787)
Guggenheim VIF Small Cap Value	4,849	(18,003)	(13,154)	13,378	(16,124)	(2,746)
Guggenheim VIF SMid Cap Value	4,738	(20,503)	(15,765)	3,324	(20,019)	(16,695)
Guggenheim VIF StylePlus Large Core	9,030	(29,181)	(20,151)	7,055	(14,705)	(7,650)
Guggenheim VIF StylePlus Large Growth	4,964	(18,104)	(13,140)	13,109	(26,953)	(13,844)
Guggenheim VIF StylePlus Mid Growth	4,070	(13,286)	(9,216)	7,299	(13,432)	(6,133)
Guggenheim VIF StylePlus Small Growth	6,714	(8,087)	(1,373)	5,180	(14,043)	(8,863)
Guggenheim VIF Total Return Bond	15,208	(25,030)	(9,822)	10,473	(60,297)	(49,824)
Guggenheim VIF World Equity Income	2,540	(22,059)	(19,519)	5,106	(18,152)	(13,046)
Invesco V.I. American Value	32,691	(18,867)	13,824	94,513	(58,796)	35,717
Invesco V.I. Comstock	17,496	(15,601)	1,895	60,661	(26,028)	34,633
Invesco V.I. Discovery Mid Cap Growth	5,170	(6,925)	(1,755)	7,526	(30,826)	(23,300)
Invesco V.I. Equity and Income	12,732	(25,843)	(13,111)	25,508	(8,913)	16,595
Invesco V.I. EVQ International Equity Fund	25,218	(15,391)	9,827	5,717	(28,317)	(22,600)
Invesco V.I. Global Real Estate	1,515	(2,810)	(1,295)	1,781	(3,128)	(1,347)
Invesco V.I. Government Money Market	1,105,600	(1,122,077)	(16,477)	935,517	(917,530)	17,987

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Government Securities	18	(4,842)	(4,824)	1,398	(9,778)	(8,380)
Invesco V.I. Health Care	446	(11,018)	(10,572)	1,589	(10,790)	(9,201)
Invesco V.I. Main Street Mid Cap Fund®	18,817	(6,558)	12,259	16,073	(11,243)	4,830
Invesco V.I. Main Street Small Cap Fund®	13,895	(11,945)	1,950	12,982	(7,566)	5,416
Janus Henderson VIT Enterprise	51,106	(53,019)	(1,913)	58,492	(13,227)	45,265
MFS® VIT II Research International	5,795	(8,484)	(2,689)	10,487	(17,249)	(6,762)
MFS® VIT Mid Cap Value	4,955	(6,297)	(1,342)	3,116	(307)	2,809
MFS® VIT Total Return	1,099	(6,056)	(4,957)	2,619	(29,181)	(26,562)
MFS® VIT Utilities	6,392	(7,996)	(1,604)	9,158	(10,300)	(1,142)
Neuberger Berman AMT Sustainable Equity	10,823	(40,136)	(29,313)	1,399	(8,231)	(6,832)
PIMCO VIT All Asset	5,357	(2,592)	2,765	4,864	(5,511)	(647)
PIMCO VIT CommodityRealReturn Strategy	4,469	(28,481)	(24,012)	92,864	(41,605)	51,259
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	3,985	(2,674)	1,311	2,019	(11,476)	(9,457)
PIMCO VIT Low Duration	29,009	(54,666)	(25,657)	40,653	(51,902)	(11,249)
PIMCO VIT Real Return	1,177	(31,941)	(30,764)	41,154	(31,196)	9,958
Royce Micro-Cap	4,926	(2,331)	2,595	1,215	(22,287)	(21,072)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®2023	167,312	50.25	52.32	8,749,498	—	1.40	1.60	40.95	41.25
2022	175,407	35.65	37.04	6,495,437	—	1.40	1.60	(33.53)	(33.41)
2021	198,411	53.63	55.62	11,032,885	—	1.40	1.60	21.01	21.28
2020	220,040	44.32	45.86	10,089,351	—	1.40	1.60	47.19	47.46
2019	196,254	30.11	31.10	6,102,204	—	1.40	1.60	32.29	32.57
American Century VP Value 2023	73,852	31.54	32.84	2,426,196	0.02	1.40	1.60	7.28	7.50
2022	85,828	29.40	30.55	2,621,278	0.02	1.40	1.60	(1.28)	(1.07)
2021	75,311	29.78	30.88	2,326,936	0.02	1.40	1.60	22.30	22.54
2020	88,758	24.35	25.20	2,237,773	0.02	1.40	1.60	(0.77)	(0.59)
2019	89,857	24.54	25.35	2,278,688	2.02	1.40	1.60	24.89	25.12
American Funds IS® Asset Allocation 2023	204,266	12.92	12.92	2,638,831	0.02	1.40	1.40	12.45	12.45
2022	216,651	11.49	11.49	2,489,302	0.02	1.40	1.40	(14.89)	(14.89)
2021	208,891	13.50	13.50	2,819,240	0.01	1.40	1.40	13.26	13.26
2020	160,666	11.92	11.92	1,914,845	0.02	1.40	1.60	10.58	10.58
2019	36,123	10.78	10.78	389,374	0.91	1.40	1.60	7.80	7.80
American Funds IS® Global Growth 2023	87,096	14.65	14.65	1,275,911	0.01	1.40	1.40	20.58	20.58
2022	101,109	12.15	12.15	1,228,316	0.00	1.40	1.40	(25.96)	(25.96)
2021	76,278	16.41	16.41	1,251,757	0.00	1.40	1.40	14.52	14.52
2020	65,012	14.33	14.33	931,683	0.00	1.40	1.60	28.29	28.29
2019	30,977	11.17	11.17	345,918	0.73	1.40	1.60	11.70	11.70

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income 2023	180,613	15.10	15.10	2,727,378	0.01	1.40	1.40	24.08	24.08
2022	130,667	12.17	12.17	1,590,461	0.01	1.40	1.40	(17.88)	(17.88)
2021	110,317	14.82	14.82	1,634,980	0.01	1.40	1.40	22.08	22.08
2020	83,870	12.14	12.14	1,018,292	0.01	1.40	1.60	11.68	11.68
2019	52,529	10.87	10.87	571,054	1.46	1.40	1.60	8.70	8.70
American Funds IS® International 2023	271	10.26	10.26	2,786	0.01	1.40	1.40	14.00	14.00
2022	375	9.00	9.00	3,373	0.04	1.40	1.40	(22.15)	(22.15)
2021	—	11.56	11.56	—	—	1.40	1.40	(3.10)	(3.10)
2020	—	11.93	11.93	—	—	1.40	1.60	12.12	12.12
2019	6,250	10.64	10.64	66,517	0.44	1.40	1.60	6.40	6.40
BlackRock High Yield V.I. 2023	7,022	11.26	11.26	78,996	0.06	1.40	1.40	11.37	11.37
2022	6,877	10.11	10.11	69,487	0.06	1.40	1.40	(11.78)	(11.78)
2021	24,326	11.46	11.46	278,853	0.03	1.40	1.40	3.71	3.71
2020	2,897	11.05	11.05	31,999	0.08	1.40	1.60	5.54	5.54
2019	2,846	10.47	10.47	29,791	4.50	1.40	1.60	4.70	4.70
BNY Mellon IP Technology Growth 2023	82,113	53.62	53.62	4,399,904	—	1.40	1.40	56.78	56.78
2022	83,615	34.20	34.20	2,857,603	—	1.40	1.40	(47.26)	(47.26)
2021	87,750	64.85	64.85	5,687,094	—	1.40	1.40	11.06	11.06
2020	99,142	56.62	58.39	5,785,517	0.00	1.40	1.60	66.87	67.21
2019	69,441	33.93	34.92	2,423,035	—	1.40	1.60	23.52	23.74
ClearBridge Variable Aggressive Growth 2023	76,449	28.79	28.79	2,197,090	0.00	1.40	1.40	22.41	22.41
2022	66,715	23.52	23.52	1,566,025	—	1.40	1.40	(27.61)	(27.61)
2021	70,043	32.49	32.49	2,271,485	0.00	1.40	1.40	8.48	8.48
2020	81,809	29.04	29.95	2,445,809	0.01	1.40	1.60	15.84	16.09
2019	83,335	25.07	25.80	2,146,239	0.73	1.40	1.60	22.77	23.03

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Small Cap Growth 2023	51,308	38.03	39.46	2,023,824	—	1.40	1.60	6.68	6.88
2022	53,032	35.65	36.92	1,956,960	—	1.40	1.60	(29.99)	(29.84)
2021	58,605	50.92	52.62	3,082,518	—	1.40	1.60	10.82	11.04
2020	61,084	45.95	47.39	2,893,742	—	1.40	1.60	40.95	41.25
2019	64,707	32.60	33.55	2,170,035	—	1.40	1.60	24.86	25.09
Guggenheim VIF All Cap Value 2023	134,837	39.10	75.91	10,244,477	0.02	1.40	1.60	6.80	7.01
2022	145,513	36.61	70.94	10,330,241	0.01	1.40	1.60	(2.76)	(2.55)
2021	153,663	37.65	72.80	11,193,895	0.02	1.40	1.60	24.92	25.17
2020	180,356	30.14	58.16	10,478,045	0.02	1.40	1.60	0.27	0.47
2019	204,091	30.06	57.89	11,804,890	1.47	1.40	1.60	21.75	22.00
Guggenheim VIF Alpha Opportunity 2023	22,039	21.84	21.84	481,954	0.00	1.40	1.40	6.85	6.85
2022	24,936	20.44	20.44	510,190	0.00	1.40	1.40	(9.80)	(9.80)
2021	27,191	22.66	22.66	616,758	0.01	1.40	1.40	12.23	12.23
2020	30,617	19.51	20.19	618,788	0.01	1.40	1.60	(1.32)	(1.13)
2019	51,928	19.77	20.42	1,061,175	0.16	1.40	1.60	(4.03)	(3.82)
Guggenheim VIF High Yield 2023	83,409	28.82	36.79	3,054,989	0.06	1.40	1.60	10.25	10.48
2022	91,122	26.14	33.30	3,023,233	0.06	1.40	1.60	(11.15)	(10.96)
2021	99,308	29.42	37.40	3,696,845	0.05	1.40	1.60	3.74	3.92
2020	104,396	28.36	35.99	3,741,014	0.07	1.40	1.60	2.94	3.18
2019	133,249	27.55	34.88	4,632,437	6.63	1.40	1.60	9.94	10.17
Guggenheim VIF Large Cap Value 2023	140,434	31.62	58.17	8,140,819	0.02	1.40	1.60	7.51	7.76
2022	163,765	29.41	53.98	8,814,905	0.01	1.40	1.60	(2.91)	(2.70)
2021	179,076	30.29	55.48	9,895,485	0.02	1.40	1.60	25.01	25.27
2020	197,090	24.23	44.29	8,657,323	0.02	1.40	1.60	0.58	0.77
2019	212,953	24.09	43.95	9,293,799	1.75	1.40	1.60	19.85	20.11

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity 2023	8,863	16.26	16.26	144,583	0.00	1.40	1.40	11.22	11.22
2022	9,186	14.62	14.62	134,766	0.00	1.40	1.40	(15.59)	(15.59)
2021	9,450	17.32	17.32	164,216	0.01	1.40	1.40	22.06	22.06
2020	10,301	13.71	14.19	146,596	0.01	1.40	1.60	3.24	3.43
2019	22,358	13.28	13.72	307,131	0.60	1.40	1.60	3.83	4.10
Guggenheim VIF Managed Asset Allocation 2023	116,293	23.42	42.77	4,935,453	0.01	1.40	1.60	12.27	12.52
2022	127,285	20.86	38.01	4,803,964	0.01	1.40	1.60	(17.91)	(17.75)
2021	133,072	25.41	46.21	6,107,201	0.01	1.40	1.60	10.67	10.90
2020	135,762	22.96	41.67	5,619,356	0.01	1.40	1.60	10.81	11.03
2019	159,211	20.72	37.53	5,942,105	1.63	1.40	1.60	18.20	18.43
Guggenheim VIF Small Cap Value 2023	92,919	70.41	71.07	6,600,898	0.01	1.40	1.60	8.52	8.75
2022	106,073	64.88	65.35	6,929,660	0.01	1.40	1.60	(5.27)	(5.08)
2021	108,819	68.49	68.85	7,489,707	0.01	1.40	1.60	24.17	24.41
2020	127,469	55.16	55.34	7,051,954	0.01	1.40	1.60	(2.56)	(2.36)
2019	150,380	56.61	56.68	8,520,690	0.80	1.40	1.60	20.63	20.88
Guggenheim VIF SMid Cap Value 2023	154,618	73.21	154.51	23,539,474	0.01	1.40	1.60	7.98	8.20
2022	170,383	67.80	142.80	23,998,137	0.01	1.40	1.60	(3.42)	(3.23)
2021	187,078	70.20	147.56	27,251,363	0.02	1.40	1.60	21.77	22.01
2020	207,798	57.65	120.94	24,832,570	0.01	1.40	1.60	2.63	2.85
2019	245,707	56.17	117.59	28,605,596	0.90	1.40	1.60	24.66	24.92
Guggenheim VIF StylePlus Large Core 2023	159,591	24.55	65.83	10,494,671	0.02	1.40	1.60	24.87	25.13
2022	179,742	19.66	52.61	9,444,622	0.01	1.40	1.60	(21.92)	(21.78)
2021	187,392	25.18	67.26	12,590,949	0.01	1.40	1.60	26.41	26.69
2020	203,638	19.92	53.09	10,760,872	0.02	1.40	1.60	16.90	17.12
2019	236,514	17.04	45.33	10,677,255	2.09	1.40	1.60	27.83	28.16

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth 2023	130,042	29.38	36.20	4,689,793	0.01	1.40	1.60	37.68	37.96
2022	143,182	21.34	26.24	3,743,951	0.00	1.40	1.60	(31.80)	(31.67)
2021	157,026	31.29	38.40	6,010,054	0.01	1.40	1.60	25.76	25.98
2020	164,323	24.88	30.48	4,992,685	0.01	1.40	1.60	35.66	35.95
2019	174,588	18.34	22.42	3,902,445	1.89	1.40	1.60	31.75	32.04
Guggenheim VIF StylePlus Mid Growth 2023	106,484	30.45	106.31	11,259,970	0.01	1.40	1.60	24.39	24.65
2022	115,700	24.48	85.29	9,819,310	0.00	1.40	1.60	(28.94)	(28.78)
2021	121,833	34.45	119.76	14,527,474	0.01	1.40	1.60	11.89	12.09
2020	135,149	30.79	106.84	14,381,933	0.01	1.40	1.60	29.97	30.26
2019	149,625	23.69	82.02	12,227,345	0.86	1.40	1.60	30.60	30.83
Guggenheim VIF StylePlus Small Growth 2023	76,400	22.16	44.02	3,356,477	0.01	1.40	1.60	19.08	19.33
2022	77,773	18.61	36.89	2,862,864	0.00	1.40	1.60	(27.78)	(27.64)
2021	86,636	25.77	50.98	4,409,951	0.00	1.40	1.60	4.84	5.05
2020	96,174	24.58	48.53	4,661,436	0.01	1.40	1.60	29.71	30.00
2019	112,775	18.95	37.33	4,204,905	0.61	1.40	1.60	23.69	23.90
Guggenheim VIF Total Return Bond 2023	151,569	15.85	20.94	3,134,682	0.04	1.40	1.60	5.25	5.44
2022	161,391	15.06	19.86	3,167,683	0.03	1.40	1.60	(17.48)	(17.32)
2021	211,215	18.25	24.02	5,027,810	0.02	1.40	1.60	(1.99)	(1.80)
2020	220,450	18.62	24.46	5,354,089	0.02	1.40	1.60	12.37	12.62
2019	217,163	16.57	21.72	4,685,714	2.83	1.40	1.60	2.79	2.99
Guggenheim VIF World Equity Income 2023	155,834	21.79	60.25	9,354,573	0.03	1.40	1.60	10.50	10.71
2022	175,353	19.72	54.42	9,512,068	0.02	1.40	1.60	(10.61)	(10.39)
2021	188,399	22.06	60.73	11,405,518	0.02	1.40	1.60	19.83	20.04
2020	214,459	18.41	50.59	10,790,456	0.03	1.40	1.60	4.96	5.15
2019	251,481	17.54	48.11	12,043,813	2.74	1.40	1.60	19.40	19.71
Invesco V.I. American Value 2023	90,515	11.43	11.43	1,034,472	0.00	1.40	1.40	13.62	13.62
2022	76,691	10.06	10.06	771,054	0.01	1.40	1.40	(4.19)	(4.19)
2021	40,974	10.50	10.50	430,161	0.00	1.40	1.40	—	—

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock 2023	122,843	29.83	30.95	3,798,574	0.02	1.40	1.60	10.32	10.54
2022	120,948	27.04	28.00	3,384,162	0.01	1.40	1.60	(0.77)	(0.57)
2021	86,315	27.25	28.16	2,428,257	0.02	1.40	1.60	30.88	31.16
2020	88,597	20.82	21.47	1,900,852	0.02	1.40	1.60	(2.66)	(2.45)
2019	89,135	21.39	22.01	1,961,068	1.57	1.40	1.60	22.93	23.17
Invesco V.I. Discovery Mid Cap Growth 2023	33,364	28.35	28.35	945,868	—	1.40	1.40	11.26	11.26
2022	35,119	25.48	25.48	894,705	—	1.40	1.40	(32.09)	(32.09)
2021	58,419	36.31	37.52	2,191,763	—	1.40	1.60	16.90	17.14
2020	69,470	31.06	32.03	2,223,293	—	1.40	1.60	37.68	38.00
2019	74,579	22.56	23.21	1,730,138	—	1.40	1.60	31.85	32.10
Invesco V.I. Equity and Income 2023	81,295	25.86	25.86	2,102,046	0.02	1.40	1.40	8.70	8.70
2022	94,406	23.79	23.79	2,245,660	0.02	1.40	1.40	(8.99)	(8.99)
2021	77,811	26.14	26.14	2,033,925	0.02	1.40	1.40	16.70	16.70
2020	86,389	21.72	22.40	1,935,069	0.02	1.40	1.60	7.90	8.11
2019	97,141	20.13	20.72	2,012,558	2.33	1.40	1.60	18.06	18.33
Invesco V.I. EVQ International Equity Fund 2023	111,187	20.10	20.85	2,318,888	—	1.40	1.60	15.98	16.22
2022	101,360	17.33	17.94	1,819,200	0.01	1.40	1.60	(19.81)	(19.66)
2021	123,960	21.61	22.33	2,767,468	0.01	1.40	1.60	3.94	4.15
2020	146,427	20.79	21.44	3,138,130	0.02	1.40	1.60	11.89	12.13
2019	152,182	18.58	19.12	2,908,309	1.29	1.40	1.60	26.22	26.46
Invesco V.I. Global Real Estate 2023	41,838	20.40	21.24	888,373	0.01	1.40	1.60	7.31	7.49
2022	43,133	19.01	19.76	851,778	0.03	1.40	1.60	(26.15)	(25.96)
2021	44,480	25.74	26.69	1,186,781	0.03	1.40	1.60	23.69	23.97
2020	51,581	20.81	21.53	1,110,367	0.04	1.40	1.60	(13.72)	(13.57)
2019	57,961	24.12	24.91	1,443,240	4.55	1.40	1.60	21.08	21.28

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Money Market 2023	128,761	9.69	9.84	1,267,375	0.05	1.40	1.60	2.87	3.14
2022	145,238	9.42	9.54	1,385,543	0.02	1.40	1.60	(0.32)	(0.21)
2021	127,251	9.45	9.56	1,215,642	0.00	1.40	1.60	(1.56)	(1.34)
2020	155,579	9.60	9.69	1,507,455	0.00	1.40	1.60	(1.44)	(1.22)
2019	92,461	9.74	9.81	906,600	1.65	1.40	1.60	—	0.20
Invesco V.I. Government Securities 2023	20,895	10.88	10.88	227,640	0.02	1.40	1.40	3.03	3.03
2022	25,719	10.56	10.56	271,949	0.02	1.40	1.40	(11.85)	(11.85)
2021	34,099	11.98	11.98	408,827	0.02	1.40	1.40	(3.78)	(3.78)
2020	33,451	12.08	12.45	416,893	0.02	1.40	1.60	4.32	4.45
2019	44,330	11.58	11.92	528,702	2.51	1.40	1.60	4.04	4.29
Invesco V.I. Health Care 2023	32,131	32.19	32.19	1,034,688	—	1.40	1.40	1.58	1.58
2022	42,703	31.69	31.69	1,353,545	—	1.40	1.40	(14.51)	(14.51)
2021	51,904	37.07	37.07	1,924,745	0.00	1.40	1.40	10.72	10.72
2020	65,275	32.35	33.48	2,185,958	0.00	1.40	1.60	12.64	12.84
2019	63,379	28.72	29.67	1,880,644	0.05	1.40	1.60	30.37	30.65
Invesco V.I. Main Street Mid Cap Fund®2023	52,564	26.85	27.96	1,468,073	0.00	1.40	1.60	12.34	12.56
2022	40,305	23.90	24.84	1,000,202	0.00	1.40	1.60	(15.85)	(15.65)
2021	35,475	28.40	29.45	1,042,135	0.00	1.40	1.60	20.90	21.14
2020	24,497	23.49	24.31	595,748	0.00	1.40	1.60	7.21	7.42
2019	31,574	21.91	22.63	714,775	0.23	1.40	1.60	23.02	23.32
Invesco V.I. Main Street Small Cap Fund®2023	49,762	38.91	40.52	2,015,379	0.01	1.40	1.60	15.94	16.17
2022	47,812	33.56	34.88	1,666,632	0.00	1.40	1.60	(17.40)	(17.21)
2021	42,396	40.63	42.13	1,784,963	0.00	1.40	1.60	20.31	20.54
2020	42,366	33.77	34.95	1,479,325	0.00	1.40	1.60	17.75	17.99
2019	44,341	28.68	29.62	1,313,025	—	1.40	1.60	24.10	24.35

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Enterprise 2023	162,083	14.27	14.27	2,312,896	0.00	1.40	1.40	16.11	16.11
2022	163,996	12.29	12.29	2,015,102	0.00	1.40	1.40	(17.29)	(17.29)
2021	118,731	14.86	14.86	1,764,551	0.00	1.40	1.40	14.93	14.93
2020	107,693	12.93	12.93	1,392,784	—	1.40	1.60	17.44	17.44
2019	36,474	11.01	11.01	401,427	0.06	1.40	1.60	10.10	10.10
MFS® VIT II Research International 2023	51,972	16.61	17.24	893,348	0.01	1.40	1.60	11.03	11.30
2022	54,661	14.96	15.49	843,924	0.01	1.40	1.60	(19.14)	(18.99)
2021	61,423	18.50	19.12	1,171,548	0.01	1.40	1.60	9.47	9.76
2020	44,983	16.90	17.42	783,258	0.02	1.40	1.60	10.97	11.10
2019	33,449	15.23	15.68	523,949	1.06	1.40	1.60	25.56	25.94
MFS® VIT Mid Cap Value 2023	11,885	14.27	14.27	169,556	0.01	1.40	1.40	10.79	10.79
2022	13,227	12.88	12.88	170,301	0.01	1.40	1.40	(10.24)	(10.24)
2021	10,418	14.35	14.35	149,493	0.01	1.40	1.40	28.82	28.82
2020	5,760	11.14	11.14	64,191	0.01	1.40	1.60	2.20	2.20
2019	1,398	10.90	10.90	15,247	1.81	1.40	1.60	9.00	9.00
MFS® VIT Total Return 2023	43,051	22.39	22.39	965,091	0.02	1.40	1.40	8.69	8.69
2022	48,008	20.60	20.60	990,121	0.01	1.40	1.40	(11.09)	(11.09)
2021	74,570	23.17	23.17	1,729,176	0.02	1.40	1.40	12.26	12.26
2020	81,172	20.02	20.64	1,676,844	0.02	1.40	1.60	7.75	7.95
2019	76,728	18.58	19.12	1,467,890	2.68	1.40	1.60	18.19	18.46
MFS® VIT Utilities 2023	82,945	33.32	33.32	2,763,277	0.03	1.40	1.40	(3.70)	(3.70)
2022	84,549	34.60	34.60	2,924,747	0.02	1.40	1.40	(0.92)	(0.92)
2021	85,691	34.92	34.92	2,991,852	0.01	1.40	1.40	12.21	12.21
2020	95,165	30.18	31.12	2,960,613	0.02	1.40	1.60	3.96	4.15
2019	123,064	29.03	29.88	3,676,394	3.72	1.40	1.60	22.80	23.06

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Sustainable Equity 2023	77,909	49.11	50.91	3,961,181	0.00	1.40	1.60	24.55	24.81
2022	107,222	39.43	40.79	4,369,500	0.00	1.40	1.60	(19.96)	(19.78)
2021	114,054	49.26	50.85	5,794,949	0.00	1.40	1.60	21.18	21.42
2020	132,326	40.65	41.88	5,536,995	0.00	1.40	1.60	17.38	17.61
2019	145,257	34.63	35.61	5,168,300	0.28	1.40	1.60	23.59	23.82
PIMCO VIT All Asset 2023	53,480	19.18	19.97	1,067,758	0.03	1.40	1.60	6.38	6.62
2022	50,715	18.03	18.73	949,545	0.08	1.40	1.60	(13.23)	(13.09)
2021	51,362	20.78	21.55	1,106,319	0.12	1.40	1.60	14.36	14.63
2020	46,748	18.17	18.80	878,554	0.05	1.40	1.60	6.32	6.52
2019	64,460	17.09	17.65	1,137,547	2.97	1.40	1.60	10.12	10.31
PIMCO VIT CommodityRealReturn Strategy 2023	83,357	7.29	7.29	608,060	0.17	1.40	1.40	(9.10)	(9.10)
2022	107,369	8.02	8.02	861,881	0.33	1.40	1.40	7.08	7.08
2021	56,110	7.49	7.49	420,617	0.05	1.40	1.40	31.40	31.40
2020	41,735	5.53	5.70	238,008	0.05	1.40	1.60	(0.18)	—
2019	49,540	5.54	5.70	282,416	4.58	1.40	1.60	9.70	9.83
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) 2023	35,850	15.82	16.41	586,088	0.02	1.40	1.60	7.25	7.47
2022	34,539	14.75	15.27	525,788	0.01	1.40	1.60	(11.57)	(11.43)
2021	43,996	16.68	17.24	755,839	0.02	1.40	1.60	(3.53)	(3.31)
2020	43,415	17.29	17.83	772,025	0.06	1.40	1.60	3.84	4.09
2019	49,808	16.65	17.13	851,318	1.78	1.40	1.60	5.31	5.48
PIMCO VIT Low Duration 2023	157,301	11.53	12.00	1,887,695	0.04	1.40	1.60	3.32	3.45
2022	182,958	11.16	11.60	2,119,428	0.02	1.40	1.60	(7.23)	(7.05)
2021	194,207	12.03	12.48	2,421,966	0.01	1.40	1.60	(2.51)	(2.27)
2020	211,989	12.34	12.77	2,706,594	0.01	1.40	1.60	1.31	1.51
2019	204,951	12.18	12.58	2,576,688	3.09	1.40	1.60	2.35	2.61

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return 2023	125,401	14.43	15.02	1,883,136	0.03	1.40	1.60	2.05	2.25
2022	156,165	14.14	14.69	2,294,299	0.07	1.40	1.60	(13.30)	(13.18)
2021	146,207	16.31	16.92	2,469,830	0.05	1.40	1.60	3.89	4.12
2020	163,715	15.70	16.25	2,656,264	0.01	1.40	1.60	9.94	10.17
2019	255,469	14.28	14.75	3,764,848	1.64	1.40	1.60	6.65	6.88
Royce Micro-Cap 2023	31,331	23.26	23.26	728,058	—	1.40	1.40	17.12	17.12
2022	28,736	19.86	19.86	570,070	—	1.40	1.40	(23.53)	(23.53)
2021	49,808	25.97	25.97	1,292,560	—	1.40	1.40	28.18	28.18
2020	36,873	19.65	20.26	746,441	—	1.40	1.60	21.82	22.05
2019	62,453	16.13	16.60	1,036,091	—	1.40	1.60	17.65	17.90

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.